Transactions with Related Parties - Seacommercial, Crewcare & Proplous (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Commissions - related party	$ 597,759	$ 685,148	$ 931,611
Vessels operating expenses - related party	901,909	1,334,173	1,151,948
Due to related parties	443,939	42,489
Due from related parties	$ 3,322,946	3,427,398
Seacommercial Shipping Services S.A. Sale & Purchase And Charter Brokerage Services Agreement
Related Party Transaction [Line Items]
Charter hire commission payable to the management company	1.25%
Commission rate payable to the management company for the purchase and sale of vessels	1.00%
Commissions - related party	$ 597,759
Due to related parties	46,402
Crewcare Inc. Manning Agency Agreements
Related Party Transaction [Line Items]
Monthly manning service fee per seaman	95
One-off recruitment fees per seaman	120
In-house training fee per seaman	30
Extra in-house training fee per seaman	50
Vessels operating expenses - related party	252,446	196,321	192,971
Due to related parties	397,537	42,489
Crewcare Inc. Cadetship Program Agreement
Related Party Transaction [Line Items]
One-off recruitment fees per cadet employee	5,000
Vessels operating expenses - related party	$ 170,000	165,000	15,000
Proplous Navigation S.A.
Related Party Transaction [Line Items]
Due from related parties		$ 0	$ 34,458